--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:
--------------------------------------------------------------------------------

We are pleased to provide you with the Cash Equivalent Fund semiannual report for the six month period ended January 31, 1999.

Your fund's management greatly appreciates your decision to invest in Cash Equivalent Fund. During the past six months, each of the fund's portfolios, Money Market, Government Securities and Tax-Exempt, registered solid performance and achieved its objective of providing maximum current income consistent with stability of principal.

ECONOMIC REVIEW AND OUTLOOK

The close of 1998 witnessed heightened consumer confidence bolstered by good news on many fronts. December retail sales were up 0.9 %, housing was up over 10% for the year, auto sales were strong and the Dow, the S&P 500 and NASDAQ all ended the year up, after some earlier corrections. Low unemployment and solid earnings complete the setting. Among some other factors influencing the Federal Reserve's stance on monetary policy are the delicate financial and economic concerns facing Asia and Brazil, potential for some global economic slowdown and barely discernible inflation. In this context, money market funds such as Cash Equivalent Fund should offer the opportunity for attractive yields and continue to be an excellent place to invest your money.

Your fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

Frank Rachwalski
Frank Rachwalski
Vice President and Portfolio Manager
February 23, 1999

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and Vice President and Lead Portfolio Manager of Cash Equivalent Fund.

Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

PORTFOLIO RESULTS

For the six month period ended January 31, 1999, the fund's three portfolios had the following net annualized yields:

The Money Market Portfolio had a net annualized yield of 4.56%.

The Government Securities Portfolio had a net annualized yield of 4.42%.

The Tax-Exempt Portfolio had a net annualized yield of 2.75% and a tax-equivalent yield of 4.37 %.

NOTES

Like all money funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Each portfolio's net annualized yield for the six month period ended January 31, 1999, is the annualized sum of the daily dividend rates for the period. The tax-equivalent yield for the Tax-Exempt Portfolio is based on a marginal federal income tax rate of 37.1%. Income from the Tax-Exempt Portfolio may be subject to state and local taxes, and, for some investors, a portion of income may be subject to the alternative minimum tax. Performance and yields are historical and do not guarantee future results; yields will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

CASH EQUIVALENT FUND                                                           2
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
Investments at January 31, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------


Corporate Obligations                               Value
---------------------------------------------------------
BANKING--12.0%
---------------------------------------------------------
Abbey National North America
  4.92%, 4/6/99                                $   14,870
---------------------------------------------------------
ABN-AMRO North America Finance Inc.
  4.92%, 3/30/99                                    9,923
---------------------------------------------------------
Bayerische Hypo-Und Vereinsbank AG
  4.91%, 4/6/99                                    24,784
---------------------------------------------------------
Commonwealth Bank of Australia
  4.91%, 4/7/99                                     9,912
---------------------------------------------------------
Deutsche Bank Financial Inc.
  4.88%, 3/9/99                                    14,927
---------------------------------------------------------
UBS Finance Inc.
  4.86%, 3/8/99                                    24,883
---------------------------------------------------------
Wells Fargo & Co.
  5.18%, 3/12/99                                   24,861
---------------------------------------------------------
                                                  124,160


BUSINESS LOANS--18.8%
---------------------------------------------------------
Asset Portfolio Funding Corp.
  4.87%, 3/18/99                                   14,909
---------------------------------------------------------
Asset Securitization Cooperative Corp.
  4.88%, 3/3/99                                    24,899
---------------------------------------------------------
Ciesco L.P.
  5.34%, 2/9/99                                    24,971
---------------------------------------------------------
Enterprise Capital Funding Corp.
  4.91%, 2/26/99                                   19,932
---------------------------------------------------------
Fairway Finance Corp.
  5.53%, 2/16/99                                   24,943
---------------------------------------------------------
Falcon Asset Securitization Corp.
  5.42%, 2/8/99                                    14,984
---------------------------------------------------------
Lexington Parker Capital Co.
  5.45%, 3/17/99                                   14,902
---------------------------------------------------------
Preferred Receivables Funding Corp.
  4.91%, 3/1/99                                     9,962
---------------------------------------------------------
Quincy Capital Corp.
  4.86% - 5.45%, 2/5/99 - 3/9/99                   29,897
---------------------------------------------------------
Receivables Capital Corp.
  5.33%, 2/1/99                                     5,000
---------------------------------------------------------
Special Purpose Accounts Receivable
  Cooperative
  4.91%, 3/24/99                                    9,931
---------------------------------------------------------
                                                  194,330
                                                    Value
---------------------------------------------------------
CAPITAL AND EQUIPMENT LENDING--7.2%
---------------------------------------------------------
Ace Overseas Corp.
  4.96%, 4/8/99                                $    9,910
---------------------------------------------------------
(a)American Honda Finance Corp.
  4.98%, 2/16/99 - 2/24/99                         14,999
---------------------------------------------------------
Beta Finance, Inc.
  5.37%, 2/19/99                                   14,960
---------------------------------------------------------
(a)Caterpillar Financial Services Corp.
  5.33%, 2/16/99                                   10,000
---------------------------------------------------------
(a)John Deere Capital Corp.
  5.25%, 2/9/99                                    10,000
---------------------------------------------------------
Moat Funding, LLC
  5.27%, 3/22/99                                   14,894
---------------------------------------------------------
                                                   74,763

CAPTIVE BUSINESS LENDING--4.4%
---------------------------------------------------------
California Pollution Control Financing
  Authority
  4.90%, 4/9/99                                    20,000
---------------------------------------------------------
(a)FINOVA Capital Corp.
  5.29%, 3/11/99                                   10,000
---------------------------------------------------------
Oakland - Alameda County Coliseum, California
  4.90%, 3/9/99                                    15,000
---------------------------------------------------------
                                                   45,000
CONSUMER LENDING--5.3%
---------------------------------------------------------
(a)Countrywide Home Loans
  5.22%, 4/27/99                                   10,000
---------------------------------------------------------
(a)(b)GMAC Mortgage Corporation of
  Pennsylvania
  5.22%, 2/1/99                                    10,000
---------------------------------------------------------
(a)Household Finance Corp.
  4.84%, 2/26/99                                    9,999
---------------------------------------------------------
Sears Roebuck Acceptance Corp.
  5.33%, 2/12/99                                   14,976
---------------------------------------------------------
(a)Transamerica Finance Corp.
  5.22%, 4/22/99                                   10,000
---------------------------------------------------------
                                                   54,975
CONSUMER PRODUCTS AND SERVICES--1.4%
---------------------------------------------------------
Coca-Cola Enterprises, Inc.
  5.33%, 2/23/99                                   14,952
---------------------------------------------------------

CASH EQUIVALENT FUND                                                           3
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
Investments at January 31, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
---------------------------------------------------------
DIVERSIFIED FINANCE--9.6%
---------------------------------------------------------
Alpine Securitization Corp.
  4.92%, 2/16/99                               $    9,980
---------------------------------------------------------
Amsterdam Funding Corp.
  4.90%, 4/9/99                                     9,910
---------------------------------------------------------
Associates Corp. of North America
  4.88%, 3/4/99                                     9,958
---------------------------------------------------------
Commercial Credit Co.
  5.21%, 2/16/99                                   14,968
---------------------------------------------------------
CXC, Inc.
  4.88%, 3/23/99                                    9,933
---------------------------------------------------------
Heller Financial, Inc.
  5.50%, 3/17/99                                    9,934
---------------------------------------------------------
Norwest Financial Corp.
  5.33%, 3/1/99                                    14,939
---------------------------------------------------------
Thunder Bay Funding, Inc.
  4.88%, 4/1/99                                     9,921
---------------------------------------------------------
Windmill Funding Corp.
  4.91%, 3/11/99                                    9,949
---------------------------------------------------------
                                                   99,492

FINANCIAL SERVICES--4.9%
---------------------------------------------------------
(a)Bear Stearns Cos., Inc.
  5.69%, 2/8/99                                    10,000
---------------------------------------------------------
(a)CS First Boston, Inc.
  4.86%, 2/1/99                                     9,999
---------------------------------------------------------
(a)Goldman Sachs Group, L.P.
  5.05%, 2/8/99                                    10,000
---------------------------------------------------------
(a)Lehman Brothers Holdings, Inc.
  5.01%, 2/22/99                                   10,000
---------------------------------------------------------
(a)Merrill Lynch & Co., Inc.
  4.94%, 2/22/99                                   10,000
---------------------------------------------------------
                                                   49,999
MANUFACTURING/INDUSTRIAL--1.0%
---------------------------------------------------------
(a)Xerox Capital Europe, PLC
  5.14%, 2/22/99                                    9,998
---------------------------------------------------------

                                                    Value
---------------------------------------------------------
UTILITIES--6.8%
---------------------------------------------------------
Ameritech Corp.
  4.82%, 2/3/99                                $   24,993
---------------------------------------------------------
Brazos River Authority, Texas
  5.20% - 5.30%, 2/26/99 - 3/12/99                 20,000
---------------------------------------------------------
Frontier Corp.
  4.96%, 3/11/99                                   24,870
---------------------------------------------------------
                                                   69,863
---------------------------------------------------------

TOTAL CORPORATE OBLIGATIONS--71.4%
(average maturity: 35 days)                       737,532
---------------------------------------------------------
BANK OBLIGATIONS
CERTIFICATES OF DEPOSIT AND BANK NOTES--U.S. BANKS--12.6%
---------------------------------------------------------
(a)Amex Centurian Bank
  4.95%, 2/16/99                                   10,000
---------------------------------------------------------
(a)Bankers Trust Co.
  4.83%, 2/1/99                                     9,998
---------------------------------------------------------
(a)FCC National Bank
  4.80%, 2/1/99                                     9,998
---------------------------------------------------------
(a)First Union National Bank
  5.42%, 2/16/99                                   10,000
---------------------------------------------------------
Fleet National Bank, N.A.
  4.92%, 4/15/99                                   15,000
---------------------------------------------------------
(a)Key Bank, N.A.
  4.89%, 2/26/99                                    9,997
---------------------------------------------------------
(a)J.P. Morgan & Co., Inc.
  4.94%, 2/8/99                                     9,997
---------------------------------------------------------
MBNA America Bank, N.A.
  5.25%, 3/26/99                                   25,000
---------------------------------------------------------
(a)Northern Trust Corp.
  4.93%, 2/8/99                                     9,996
---------------------------------------------------------
(a)U.S. Bank, N.A.
  4.93%, 2/17/99                                    9,998
---------------------------------------------------------
(a)Wachovia Bank, N.A.
  4.84%, 2/19/99                                   10,000
---------------------------------------------------------
                                                  129,984

CASH EQUIVALENT FUND                                                           4
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
Investments at January 31, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
---------------------------------------------------------
CERTIFICATES OF DEPOSIT--FOREIGN BANKS--5.3%
---------------------------------------------------------
(a)Abbey National, N.A.
  4.82%, 4/20/99                               $    9,995
---------------------------------------------------------
Canadian Imperial Bank of Commerce
  5.15%, 3/25/99                                    9,997
---------------------------------------------------------
(a)National Bank of Canada
  5.00%, 2/5/99                                    10,000
---------------------------------------------------------
(a)Svenska Handelsbanken
  4.96%, 2/2/99                                    14,997
---------------------------------------------------------
Toronto Dominion Bank
  5.13%, 3/8/99                                    10,000
---------------------------------------------------------
                                                   54,989
---------------------------------------------------------
TOTAL BANK OBLIGATIONS--17.9%
(average maturity: 29 days)                       184,973
---------------------------------------------------------
(C)REPURCHASE AGREEMENTS
(Dated 1/99, collateralized by Federal Home
Loan Mortgage Corporation and Federal
National Mortgage Association securities)
---------------------------------------------------------
CS First Boston, Inc.
(held at The Chase Manhattan Bank)
  4.80%, 3/2/99                                    25,000
---------------------------------------------------------
Salomon Brothers, Inc.
(held at The Bank of New York)
  4.80%, 3/17/99                                   25,000
---------------------------------------------------------

                                                    Value
---------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS--4.9%
(average maturity: 40 days)                    $   50,000
---------------------------------------------------------
U.S. GOVERNMENT AGENCY NOTE--1.9%
(average maturity: 4 days)
(a)Student Loan Marketing Association
  4.81%, 2/2/99                                    19,997
---------------------------------------------------------
TOTAL INVESTMENTS--96.1%
(average maturity: 33 days)                       992,502
---------------------------------------------------------
CASH AND OTHER ASSETS,
LESS LIABILITIES--3.9%                             40,220
---------------------------------------------------------
NET ASSETS--100%                               $1,032,722
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

CASH EQUIVALENT FUND                                                           5
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO
Investments at January 31, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                Short-Term Notes                    Value
-----------------------------------------------------------
(Issued or guaranteed by U.S. Government agencies
or instrumentalities)
-----------------------------------------------------------
(a)Export-Import Bank of the United States
  Cathay Pacific Airways Limited
    5.18%, 4/15/99                                 $  3,732
  KA Leasing, Ltd.
    5.19%, 2/15/99                                    6,178
  Kuwait Investment Authority
    5.03%, 2/15/99                                    5,013
-----------------------------------------------------------
Federal Home Loan Bank
(a) 5.03%, 10/29/99                                  15,000
    5.04%, 3/3/99                                    15,644
-----------------------------------------------------------
Federal Home Loan Mortgage Corp.
    5.01% - 5.16%, 2/4/99 - 3/26/99                 100,616
-----------------------------------------------------------
Federal National Mortgage Association
(a) 4.44%, 2/2/99                                    13,983
    4.80% - 5.15%, 2/19/99 - 4/9/99                  64,643
-----------------------------------------------------------
(a)Overseas Private Investment Corp.
  Omolon
    4.91% - 4.99%, 2/2/99 - 4/15/99                  12,033
-----------------------------------------------------------
(a)Student Loan Marketing Association
    4.72%, 2/2/99                                    43,951
-----------------------------------------------------------
TOTAL SHORT-TERM NOTES--59.5%
(average maturity: 37 days)                         280,793
-----------------------------------------------------------



(c)REPURCHASE AGREEMENTS                              Value
(Dated 1/99, collateralized by Federal Home Loan
Mortgage Corporation, Federal National Mortgage
Association and Government National Mortgage
Association securities)
-----------------------------------------------------------
Bear, Stearns Cos., Inc.
(held at The Bank of New York)
    4.85% - 5.20%, 2/10/99 - 4/7/99                $ 67,000
-----------------------------------------------------------
Chase Securities, Inc.
(held at The Chase Manhattan Bank)
    4.85% - 4.86%, 2/17/99 - 3/2/99                  28,000
-----------------------------------------------------------
Goldman, Sachs Group, L.P.
(held at The Bank of New York)
    4.80%, 2/24/99                                   30,000
-----------------------------------------------------------
Morgan Stanley, Dean Witter & Co.
(held at The Bank of New York)
    4.90%, 2/2/99                                     5,000
-----------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
(held at The Bank of New York)
    4.80% - 4.92%, 2/3/99 - 3/9/99                   50,000
-----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--38.2%
(average maturity: 35 days)                         180,000
-----------------------------------------------------------

TOTAL INVESTMENTS--97.7%
(average maturity: 36 days)                         460,793
-----------------------------------------------------------

CASH AND OTHER ASSETS, LESS LIABILITIES--2.3%        10,704
-----------------------------------------------------------

NET ASSETS--100%                                   $471,497
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

CASH EQUIVALENT FUND                                                           6
--------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO
Investments at January 31, 1999 (unaudited)
(Value in thousands)
--------------------------------------------------------------------------------

(a)Variable Rate Demand Securities                    Value
ALASKA
-----------------------------------------------------------
Valdez
Marine Terminal Revenue
    3.15%                                          $  3,600

CALIFORNIA
-----------------------------------------------------------
Los Angeles
    Harbor Improvement Corp.
      3.10%                                           6,900
    Regional Airports Improvement Corp.
      3.25%                                           5,400

COLORADO
-----------------------------------------------------------
Smith Creek
Metropolitan District
    2.75%                                             3,000

DISTRICT OF COLUMBIA
-----------------------------------------------------------
General Obligation
    3.64%                                            17,898

FLORIDA
-----------------------------------------------------------
Dade County
Water and Sewer System Revenue
    2.65%                                             5,900
-----------------------------------------------------------
Hillsborough County
Industrial Development Authority
    3.30%                                             5,000
-----------------------------------------------------------
Orange County
Health Facilities Authority
    2.75%                                             4,000

GEORGIA
-----------------------------------------------------------
Gainesville--Riverside
Redevelopment Authority
    2.75%                                             4,000
-----------------------------------------------------------
Laurens County
Development Revenue
    2.85%                                             5,000

ILLINOIS
-----------------------------------------------------------
Alsip
Industrial Development Revenue
    2.85%                                             3,750
-----------------------------------------------------------
Development Finance Authority
    Adventist Health System
      2.80%                                           7,000
    Grecian Delight Foods Project
      2.90%                                           8,300
    Pollution Control Revenue
      2.70%                                           4,300
-----------------------------------------------------------

                                                    Value
Education Facility Authority
    2.70%                                          $  4,100
-----------------------------------------------------------
Rockford
Industrial Project Revenue
    2.90%                                             4,000
-----------------------------------------------------------
Student Assistance Commission
    2.80%                                             4,800

INDIANA
-----------------------------------------------------------
Health Facility Financing Authority
    2.70%                                             6,900
-----------------------------------------------------------
Ossian
Economic Development Revenue
    2.80%                                             3,200

KANSAS
-----------------------------------------------------------
Kansas City
Pollution Control Revenue
    2.80%                                            17,835

KENTUCKY
-----------------------------------------------------------
Boone County
Pollution Control Revenue
    3.20%                                             8,000
-----------------------------------------------------------
Mason County
Pollution Control Revenue
    2.80%                                             5,000

LOUISIANA
-----------------------------------------------------------
Jefferson Parish Hospital Service District
    2.75%                                             3,425

MARYLAND
-----------------------------------------------------------
Health and Higher Education Facilities Authority
    2.80%                                             4,900

MICHIGAN
-----------------------------------------------------------
Strategic Fund Limited Obligation Revenue
Continental Aluminum Project
    2.90%                                             4,200

MINNESOTA
-----------------------------------------------------------
Owatonna
Hospital Revenue
    3.05%                                             5,420

MISSOURI
-----------------------------------------------------------
Kansas City
Industrial Development Authority
    2.75%                                             3,000

NEVADA
-----------------------------------------------------------
Department of Business and Industry
    2.85%                                             4,300

CASH EQUIVALENT FUND                                                           7
--------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO
Investments at January 31, 1999 (unaudited)
(Value in thousands)
--------------------------------------------------------------------------------

                                                    Value
NEW YORK
-----------------------------------------------------------
Long Island
Power Authority
    3.20%                                          $  2,000
-----------------------------------------------------------
New York City
General Obligation
    3.30%                                             2,000

NORTH CAROLINA
-----------------------------------------------------------
Wake County
Pollution Control Financing Authority Revenue
    2.70%                                             3,000
-----------------------------------------------------------
Winston-Salem
Multi-Family Housing
    2.95%                                             4,000

OHIO
-----------------------------------------------------------
Butler County
Industrial Development Revenue
    2.90%                                             2,305
-----------------------------------------------------------
Medina County
Health Care Facilities Revenue
    2.80%                                             3,000

OKLAHOMA
-----------------------------------------------------------
Development Finance Authority Revenue
    2.90%                                             3,200

PENNSYLVANIA
-----------------------------------------------------------
Delaware Valley
Regional Finance Authority
    2.70%                                             7,500
-----------------------------------------------------------
Emmaus
General Authority Revenue
    2.70%                                             9,900
-----------------------------------------------------------
Higher Education Facilities Authority
    2.80%                                             7,500
-----------------------------------------------------------
Lehigh County
Industrial Development Authority
    3.20%                                             4,800
-----------------------------------------------------------
Schuylkill County
Industrial Development Authority
    2.70%                                             1,700

TENNESSEE
-----------------------------------------------------------
Coffee County
Eagle--Picher Hillsdale Tool Project
    3.00%                                             4,000

                                                    Value
TEXAS
-----------------------------------------------------------
Brazos River Authority
Pollution Control Revenue
    3.30%                                          $ 11,900
-----------------------------------------------------------
Harris County
    Baytank Houston Inc. Project
      2.65%                                           4,000
    St. Luke's Episcopal Hospital Revenue
      3.25%                                           9,400
    Sisters of Charity
      2.85%                                           2,500

VIRGINIA
-----------------------------------------------------------
Albemarle County
Industrial Development Authority
    2.75%                                             4,000

WASHINGTON
-----------------------------------------------------------
Port of Vancouver
    2.80%                                             5,000

WISCONSIN
-----------------------------------------------------------
Health and Educational Facilities Authority
    2.70%                                             6,500
-----------------------------------------------------------

TOTAL VARIABLE RATE
DEMAND SECURITIES--64.9%
(average maturity: 6 days)                          261,333
-----------------------------------------------------------
OTHER SECURITIES

ALASKA
-----------------------------------------------------------
Valdez
Marine Terminal Revenue
    3.10%, 2/22/99                                    2,600
ARIZONA
-----------------------------------------------------------
Salt River Project
Agricultural Improvement and Power District
    3.10%, 3/8/99                                     7,700

COLORADO
-----------------------------------------------------------
Platte River Power Authority
    3.05%, 3/10/99                                    3,000

FLORIDA
-----------------------------------------------------------
Jacksonville
Electric Authority
    3.10%, 3/11/99                                    7,900
-----------------------------------------------------------
Orlando
Capital Improvement Revenue
    3.10%, 2/17/99                                    2,600
-----------------------------------------------------------

CASH EQUIVALENT FUND                                                           8
--------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO
Investments at January 31, 1999 (unaudited)
(Value in thousands)
--------------------------------------------------------------------------------

                                                    Value
Sunshine State
Governmental Financing Commission
    3.10%, 3/9/99                                  $  3,500

GEORGIA
-----------------------------------------------------------
Municipal Electric Authority
    3.10%, 2/12/99 - 3/8/99                           8,000

ILLINOIS
-----------------------------------------------------------
Education Facilities Authority
    3.10%, 2/9/99 - 3/11/99                           8,500
-----------------------------------------------------------
Health Facilities Authority
    3.05%, 5/13/99                                    4,000

INDIANA
-----------------------------------------------------------
Jasper County
Pollution Control Revenue
    3.10%, 2/18/99                                    8,000
-----------------------------------------------------------
Sullivan
Pollution Control Revenue
    3.10%, 3/5/99                                     5,200

KANSAS
-----------------------------------------------------------
Burlington
Pollution Control Revenue
    3.10%, 3/5/99                                     4,800

KENTUCKY
-----------------------------------------------------------
Danville
Multi-City Lease Revenue
    3.05%, 2/10/99                                    4,800

LOUISIANA
-----------------------------------------------------------
Industrial District of West Baton Rouge
Pollution Control Revenue
    3.15%, 3/9/99                                     3,500

MARYLAND
-----------------------------------------------------------
Anne Arundel County
Port Facilities Revenue
    3.10%, 2/17/99                                    4,380

NEBRASKA
-----------------------------------------------------------
Omaha
Public Power District
    3.10%, 2/17/99                                    4,000

NEW YORK
-----------------------------------------------------------
Nassau County
General Obligation
    3.05% - 3.10%, 3/30/99 - 12/22/99                 8,918
-----------------------------------------------------------

                                                    Value
New York City
Municipal Water Finance Authority
    2.90%, 2/16/99                                 $  2,000

SOUTH CAROLINA
-----------------------------------------------------------
Public Services Authority
    3.15%, 2/16/99                                    3,000

TEXAS
-----------------------------------------------------------
Brazoria County
Brazos River Harbor Navigation District
    3.00%, 3/10/99                                    5,540
-----------------------------------------------------------
Calhoun County
Navigation Industrial Development Authority
    3.05%, 2/23/99                                    3,000
-----------------------------------------------------------
Houston
Water and Sewer System
    3.15%, 3/11/99                                    4,000
-----------------------------------------------------------
Municipal Power Agency
    3.10%, 2/23/99 - 3/11/99                         10,500
-----------------------------------------------------------
San Antonio City
Water System
    3.05% - 3.10%, 2/18/99 - 2/12/99                 10,000

VIRGINIA
-----------------------------------------------------------
Chesterfield County
Industrial Development Authority
    3.10%, 2/11/99 - 2/18/99                          9,200
-----------------------------------------------------------
Louisa County
Industrial Development Authority
    2.90%, 3/24/99                                    2,000
-----------------------------------------------------------

TOTAL OTHER SECURITIES--34.9%
(average maturity: 40 days)                         140,638
-----------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(average maturity: 18 days)                         401,971
-----------------------------------------------------------

CASH AND OTHER ASSETS,
LESS LIABILITIES--.2%                                   857
-----------------------------------------------------------

NET ASSETS--100%                                   $402,828
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

CASH EQUIVALENT FUND                                                           9
--------------------------------------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note(a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at January 31, 1999. The dates shown represent the demand date or the next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At January 31, 1999, the aggregate value of illiquid securities was $10,000,000 in the Money Market Portfolio, which represented 9.7% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government or U.S. Government agency securities. All collateral is held at the fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the funds so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

CASH EQUIVALENT FUND                                                          10
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
January 31, 1999 (unaudited)
(in thousands)

--------------------------------------------------------------------------------

                                                                MONEY         GOVERNMENT
                                                                MARKET        SECURITIES      TAX-EXEMPT
ASSETS                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                       $  942,502       280,793         401,971
--------------------------------------------------------------------------------------------------------
  Repurchase agreements                                           50,000       180,000              --
--------------------------------------------------------------------------------------------------------
Cash                                                              41,463        10,747             118
--------------------------------------------------------------------------------------------------------
Interest receivable                                                2,094         1,319           1,587
--------------------------------------------------------------------------------------------------------
      Total assets                                             1,036,059       472,859         403,676
--------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
--------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                        1,908           838             412
--------------------------------------------------------------------------------------------------------
  Management fee                                                     205            92              39
--------------------------------------------------------------------------------------------------------
  Distribution services fee                                          297           140             101
--------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             458           126             139
--------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           469           166             157
--------------------------------------------------------------------------------------------------------
      Total liabilities                                            3,337         1,362             848
--------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $1,032,722       471,497         402,828
--------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
--------------------------------------------------------------------------------------------------------
Shares outstanding                                             1,032,722       471,497         402,828
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00          1.00            1.00
--------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

CASH EQUIVALENT FUND                                                          11
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six months ended January 31, 1999 (unaudited)
(in thousands)
--------------------------------------------------------------------------------

                                                                MONEY        GOVERNMENT
                                                               MARKET        SECURITIES      TAX-EXEMPT
                                                              PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                              -----------------------------------------
INTEREST INCOME                                                $25,663         11,781           6,312
-------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                   824            445             395
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                      1,774            845             609
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses         1,199            428             128
-------------------------------------------------------------------------------------------------------
  Reports to shareholders                                          287            114              32
-------------------------------------------------------------------------------------------------------
  Professional fees                                                 29             16              14
-------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                          84             34              17
-------------------------------------------------------------------------------------------------------
    Total expenses                                               4,197          1,882           1,195
-------------------------------------------------------------------------------------------------------
Net investment income                                          $21,466          9,899           5,117
-------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Six months ended January 31, 1999 (unaudited) and year ended July 31, 1998
(in thousands)
--------------------------------------------------------------------------------

                                                      MONEY MARKET           GOVERNMENT SECURITIES          TAX-EXEMPT
                                                        PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                                -----------------------------------------------------------------------------
                                                   1999          1998          1999         1998         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE
ACTIVITY
Net investment income                           $    21,466        44,830        9,899       19,873        5,117       13,242
-----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
investment income                                   (21,466)      (44,830)      (9,899)     (19,873)      (5,117)     (13,242)
-----------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts
and number of shares are the same):
Shares sold                                       2,538,415     3,846,037      892,012    3,401,622      594,869    1,244,764
-----------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends           21,188        44,898        9,814       19,761        5,117       13,241
-----------------------------------------------------------------------------------------------------------------------------
                                                  2,559,603     3,890,935      901,826    3,421,383      599,986    1,258,005
Shares redeemed                                  (2,378,473)   (4,009,859)    (822,190)  (3,433,559)    (530,585)  (1,369,517)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions and total increase (decrease) in
net assets                                          181,130      (118,924)      79,636      (12,176)      69,401     (111,512)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                 851,592       970,516      391,861      404,037      333,427      444,939
-----------------------------------------------------------------------------------------------------------------------------
End of period                                   $ 1,032,722       851,592      471,497      391,861      402,828      333,427
-----------------------------------------------------------------------------------------------------------------------------

CASH EQUIVALENT FUND                                                          12
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Cash Equivalent Fund (the fund) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares (portfolios). The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES
Expenses arising in connection with a portfolio are allocated to that portfolio. Other fund expenses are allocated among the portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each portfolio determines its net asset value per share (NAV) by dividing the total value of the portfolio's investments and other assets, less liabilities, by the number of portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the portfolio.

FEDERAL INCOME TAXES
Each portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its income to its shareholders. Accordingly, each portfolio paid no federal income taxes and no federal income tax provision was required.

--------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee for the Money Market and Government Securities Portfolios of 1/12 of the annual rate of .22% of the first $500 million of combined average daily net assets of those portfolios declining to .15% of combined average daily net assets in excess of $3 billion. The Tax-Exempt Portfolio pays a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of average daily net assets of such portfolio declining

CASH EQUIVALENT FUND                                                          13
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

to .15% of average daily net assets in excess of $3 billion. During the six months ended January 31, 1999, the fund incurred management fees of $1,664,000.

ZURICH/B.A.T MERGER
On September 7, 1998, Zurich Insurance Company (Zurich), majority owner of Scudder Kemper, entered into an agreement with B.A.T Industries p.l.c. (B.A.T) pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, the fund's investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board of Trustees of the fund has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the former investment management agreement, except for the dates of execution and termination. Shareholders approved the new investment management agreement through a proxy solicitation that concluded in mid-December.

DISTRIBUTION AGREEMENT
The fund also has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the fund pays KDI an annual fee of .38% of average daily net assets for the Money Market and Government Securities Portfolios and .33% of average daily net assets for the Tax-Exempt Portfolio pursuant to separate Rule 12b-1 plans for these portfolios. For the six months ended January 31, 1999, the fund incurred distribution fees of $3,228,000. KDI has related service agreements with various firms to provide cash management and other services for fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts that they maintain and service at an annual rate ranging from .15% to .40% for the Money Market and Government Securities Portfolios, and from .15% to .33% for the Tax-Exempt Portfolio.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, KSvC received shareholder services fees of $1,345,000 for the six months ended January 31, 1999.

OFFICERS AND TRUSTEES
Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. During the six months ended January 31, 1999, the fund made no payments to its officers and incurred trustees' fees of $39,000 to independent trustees.

CASH EQUIVALENT FUND                                                          14
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                              YEAR ENDED JULY 31,
                                                            SIX MONTHS ENDED    ------------------------------------------------
                                                            JANUARY 31, 1999         1998         1997         1996         1995
MONEY MARKET PORTFOLIO                                        (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $     1.00            1.00         1.00         1.00         1.00
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 .02             .05          .05          .05          .05
--------------------------------------------------------------------------------------------------------------------------------
Less dividends declared                                               .02             .05          .05          .05          .05
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $     1.00            1.00         1.00         1.00         1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                        2.32%           4.93         4.78         4.94         4.95
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                              .89%            .91          .93          .89          .87
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                4.56%           4.83         4.64         4.86         4.84
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                     $1,032,722         851,592      970,516    2,774,595    3,593,294
--------------------------------------------------------------------------------------------------------------------------------

Note:

The Money Market Portfolio's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.28%.

                                                                                              YEAR ENDED JULY 31,
                                                            SIX MONTHS ENDED    -----------------------------------------------
                                                            JANUARY 31, 1999        1998         1997         1996         1995
GOVERNMENT SECURITIES PORTFOLIO                               (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                            $   1.00            1.00         1.00         1.00         1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                .02             .05          .05          .05          .05
-------------------------------------------------------------------------------------------------------------------------------
Less dividends declared                                              .02             .05          .05          .05          .05
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $   1.00            1.00         1.00         1.00         1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       2.25%           4.89         4.85         5.00         4.96
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                             .84%            .85          .83          .79          .81
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.41%           4.79         4.73         4.90         4.87
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                       $471,497        391,861      404,037    1,594,128    1,785,098
-------------------------------------------------------------------------------------------------------------------------------

CASH EQUIVALENT FUND                                                          15
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED JULY 31,
                                                             SIX MONTHS ENDED    ----------------------------------------------
                                                             JANUARY 31, 1999       1998         1997         1996         1995
TAX-EXEMPT PORTFOLIO                                              (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                             $   1.00           1.00         1.00         1.00         1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 .01            .03          .03          .03          .03
-------------------------------------------------------------------------------------------------------------------------------
Less dividends declared                                               .01            .03          .03          .03          .03
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $   1.00           1.00         1.00         1.00         1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                        1.40%          3.13         3.03         3.11         3.21
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                              .64%           .66          .71          .70          .68
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                2.75%          3.09         2.97         3.08         3.15
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                        $402,828       333,427      444,939      931,564    1,109,861
-------------------------------------------------------------------------------------------------------------------------------

                                          CASH EQUIVALENT
                                          FUND

                                          SEMIANNUAL REPORT
                                          January 31, 1999

INVESTMENT MANAGER
Scudder Kemper Investments, Inc.

PRINCIPAL UNDERWRITER
Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a prospectus.

CEF-3  1070260  3/99    [LOGO] printed on recycled paper